Non-controlling interests - Summary of Each Subsidiary are before Intercompany Eliminations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Total assets	€ 2,457,724	€ 2,415,054
Total equity	644,304	645,034	€ 729,754	€ 725,487
Net revenues	1,292,402	1,014,733	1,321,327
Net income /(loss)	€ (127,661)	€ (46,540)	€ 25,439
Thom Browne Inc [Member] | Subsidiaries with material non-controlling interests [member] | USD
Disclosure of subsidiaries [line items]
Company	Thom Browne Inc.	Thom Browne Inc.
Group's percentage interest	90.00%	85.00%
Non- controlling interest percentage	10.00%	15.00%
Functional currency	USD	USD
Total assets	€ 233,472	€ 157,679
Total equity	129,244	105,890
Net revenues	312,311	203,859
Net income /(loss)	35,703	24,275
Dividends paid to non- controlling shareholders	€ 0	€ 0
Ermenegildo Zegna Vietnam LLC [Member] | Subsidiaries with material non-controlling interests [member] | VTD
Disclosure of subsidiaries [line items]
Company	Ermenegildo Zegna Vietnam LLC	Ermenegildo Zegna Vietnam LLC
Group's percentage interest	77.00%	77.00%
Non- controlling interest percentage	23.00%	23.00%
Functional currency	VTD	VTD
Total assets	€ 59,619,650	€ 36,801,969
Total equity	(65,153,441)	(61,223,291)
Net revenues	34,267,609	28,519,833
Net income /(loss)	(3,987,259)	(2,520,357)
Dividends paid to non- controlling shareholders	€ 0	€ 0
Ermenegildo Zegna Madrid SA [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company	Ermenegildo Zegna Madrid S.A.	Ermenegildo Zegna Madrid S.A.
Group's percentage interest	70.00%	70.00%
Non- controlling interest percentage	30.00%	30.00%
Functional currency	EUR	EUR
Total assets	€ 3,627	€ 2,935
Total equity	1,925	2,935
Net revenues	2,241	2,051
Net income /(loss)	(96)	(29)
Dividends paid to non- controlling shareholders	€ 0	€ (45)
Gruppo Dondi S.p .A [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company	Gruppo Dondi S.p.A.	Gruppo Dondi S.p.A.
Group's percentage interest	65.00%	65.00%
Non- controlling interest percentage	35.00%	35.00%
Functional currency	EUR	EUR
Total assets	€ 33,459	€ 24,590
Total equity	18,475	21,321
Net revenues	37,617	27,199
Net income /(loss)	4,783	1,147
Dividends paid to non- controlling shareholders	€ (182)	€ (354)
E .Z..Thai Holding Ltd [Member] | Subsidiaries with material non-controlling interests [member] | THB
Disclosure of subsidiaries [line items]
Company	E. Z. Thai Holding Ltd
Group's percentage interest	49.00%
Non- controlling interest percentage	51.00%
Functional currency	THB
Total assets	€ 12,979
Total equity	328
Net revenues	0
Net income /(loss)	(121)
Dividends paid to non- controlling shareholders	€ 0
Bonotto S.p.A [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company	Bonotto S.p.A.	Bonotto S.p.A.
Group's percentage interest	60.00%	60.00%
Non- controlling interest percentage	40.00%	40.00%
Functional currency	EUR	EUR
Total assets	€ 21,482	€ 22,345
Total equity	9,030	7,143
Net revenues	17,674	20,526
Net income /(loss)	1,840	(366)
Dividends paid to non- controlling shareholders	€ 0	€ (216)
Tessitura Ubertino S.r.l [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company	Tessitura Ubertino S.r.l.
Group's percentage interest	60.00%
Non- controlling interest percentage	40.00%
Functional currency	EUR
Total assets	€ 12,221
Total equity	8,786
Net revenues	5,625
Net income /(loss)	561
Dividends paid to non- controlling shareholders	€ 0
Cappellificio Cervo S.r.l [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company	Cappellificio Cervo S.r.l.
Group's percentage interest	51.00%
Non- controlling interest percentage	49.00%
Functional currency	EUR
Total assets	€ 1,498
Total equity	757
Net revenues	1,315
Net income /(loss)	(35)
Dividends paid to non- controlling shareholders	€ 0
Zegna South Asia Private LTD [Member]
Disclosure of subsidiaries [line items]
Company	Zegna South Asia Private LTD
Group's percentage interest	51.00%	51.00%
Zegna South Asia Private LTD [Member] | Subsidiaries with material non-controlling interests [member] | INR
Disclosure of subsidiaries [line items]
Company	Zegna South Asia Private LTD	Zegna South Asia Private LTD
Group's percentage interest	51.00%	51.00%
Non- controlling interest percentage	49.00%	49.00%
Functional currency	INR	INR
Total assets	€ 871,210	€ 654,611
Total equity	123,709	103,020
Net revenues	281,592	216,675
Net income /(loss)	21,891	(13,372)
Dividends paid to non- controlling shareholders	€ 0	€ 0
Zegna Gulf Trading LLC [Member] | Subsidiaries with material non-controlling interests [member] | AED
Disclosure of subsidiaries [line items]
Company	Zegna Gulf Trading LLC	Zegna Gulf Trading LLC
Group's percentage interest	49.00%	49.00%
Non- controlling interest percentage	51.00%	51.00%
Functional currency	AED	AED
Total assets	€ 125,086	€ 91,261
Total equity	921	(29,810)
Net revenues	137,355	57,826
Net income /(loss)	30,783	(9,600)
Dividends paid to non- controlling shareholders	€ 0	€ 0
Lanificio Ermenegildo Zegna e Figli S.p.A [Member] | Subsidiaries with material non-controlling interests [member] | EUR
Disclosure of subsidiaries [line items]
Company		Lanificio Ermenegildo Zegna e Figli S.p.A.
Group's percentage interest		90.00%
Non- controlling interest percentage		10.00%
Functional currency		EUR
Total assets		€ 42,855
Total equity		27,077
Net revenues		52,945
Net income /(loss)		6,048
Dividends paid to non- controlling shareholders		€ (1,116)
A chill Land Pty Ltd [Member] | Subsidiaries with material non-controlling interests [member] | AUD
Disclosure of subsidiaries [line items]
Company		Achill Land Pty Ltd.
Group's percentage interest		60.00%
Non- controlling interest percentage		40.00%
Functional currency		AUD
Total assets		€ 11,749
Total equity		10,200
Dividends paid to non- controlling shareholders		€ 0